Long-Term Debt Guarantors (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Financial Position
Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2022	2021
Assets
Current assets	$378,740	$219,013
Property, plant and equipment	1,959,329	1,909,951
Other non-current assets	97,691	79,033

	Parent and Guarantor Subsidiaries
	2022	2021
Liabilities
Current liabilities	$365,025	$200,784
Long-term debt	1,085,970	1,106,794
Other non-current liabilities	144,477	87,411
Excluded from the statements of loss and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor
subsidiaries:

	Parent and Guarantor Subsidiaries
	2022	2021
Assets
Accounts receivable, intercompany	$52,649	$34,373
Short-term advances to affiliates	11,753	11,686

	Parent and Guarantor Subsidiaries
	2022	2021
Liabilities
Accounts payable and accrued liabilities, intercompany	$41,202	$33,820
Long-term advances from affiliates	183,330	128,606

Condensed Consolidated Statement of Net Earnings (Loss)
Statements of Loss

	Parent and Guarantor Subsidiaries
	2022	2021
Revenue	$1,474,824	$844,619
Expenses	1,196,168	690,149
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	278,656	154,470
Net loss	(25,780)	(171,030)